LONG-TERM PREPAYMENTS AND OTHER ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers	¥ 270		¥ 209
Deposit paid to lessor	59		50
Others deposit	76		67
Prepayment for acquisition of property and equipment	146		93
Other	49		35
Total	¥ 600	$ 86	¥ 454